Rendering of services (Details Narrative) $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue from contracts with customers	$ 46,566	₨ 3,827,265,000	₨ 1,989,376,000	₨ 1,271,268,000
Revenue from performance obligations satisfied or partially satisfied in previous periods		98,863
Increase in Contract Liabilities Due to Advances Received From Customers			531,526,000	₨ 537,002,000
Decrease in Contract Liabilities Due to Recognized in Revenue		190,418,000	238,110,000
Decrease in Contract Liabilities Due to Refunded to Customers		5,366,000	12,914,000
Air ticketing services [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue from contracts with customers		185,991
Advances from customer [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Increase in Contract Liabilities Due to Advances Received From Customers		₨ 525,638,000	₨ 531,526,000